STOCK-BASED COMPENSATION PLANS Stock option plan - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars)	$ 7,879	$ 3,754	$ 3,171
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 9 months 18 days	2 years 6 months	2 years 4 months 24 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Nov. 06, 2022
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Feb. 26, 2018
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years	4 years
Percentage of the award vesting at first anniversary	25.00%
Stock options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	5 years
Stock option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the number of issued and outstanding common shares available for issue if the lesser of two alternatives	10.00%
Number of issued and outstanding common shares available for issue if the lesser of two alternatives	7,000,000
Common shares available for future allocation under the plan	2,122,670